Going Concern and Management's Plans - Additional Information (Details) - USD ($)							1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 07, 2018	Dec. 31, 2017	Jul. 18, 2017	Jun. 28, 2017	May 31, 2017	Sep. 13, 2016	Jul. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Conversion Of Stock [Line Items]
Net proceeds from sale of common stock and warrants									$ 8,754,882	$ 0
Net proceeds from sale of common stock									3,808,836	4,405,973
Proceeds from issuance of private placement net								$ 9,500,000	$ 0	9,460,749
Merck GHI Financing Agreement [Member]
Conversion Of Stock [Line Items]
Interest rate				10.00%
Maturity date									Jul. 14, 2017
Debt instrument, extended maturity date									Jul. 14, 2018
Percentage of warrants to purchase common stock shares on outstanding principal and accrued interest on issuance date				20.00%
Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Interest rate					10.00%
Maturity date					Sep. 30, 2017
Bridge Financing Notes [Member] | Note Purchase Agreement [Member] | Maximum [Member]
Conversion Of Stock [Line Items]
Aggregate principal amount					$ 1,500,000
Bridge Financing Note One [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Aggregate principal amount					500,000
Bridge Financing Note Two [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Aggregate principal amount					500,000
Bridge Financing Note Three [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Aggregate principal amount					$ 500,000
Qualified Financing [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Conversion Of Stock [Line Items]
Net proceeds from equity or debt financing									$ 5,000,000
July 2017 Public Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues			18,164,195
Shares issued, price per share			$ 0.40
Gross proceeds from sale of common stock and warrants			$ 10,000,000
Net proceeds from sale of common stock and warrants			$ 8,800,000
Sale of stock, description of transaction									Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.
Class of warrant or right, number of securities called by each warrant or right			0.04
Class of warrant or right, exercise price of warrants or rights			$ 10.625
Warrants exercisable period			5 years
July 2017 Public Offering [Member] | Bridge Financing Notes [Member]
Conversion Of Stock [Line Items]
Repayment of outstanding debt			$ 1,000,000				$ 1,000,000
At the Market Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, value, new issues									$ 3,808,836	4,405,973
At the Market Offering [Member] | Sales Agreement [Member] | Cowen and Company, LLC [Member]
Conversion Of Stock [Line Items]
Stock issued during period, value, new issues						$ 11,500,000
Maximum commission percentage on gross proceeds						3.00%
Net proceeds from sale of common stock		$ 8,200,000							8,200,000
Gross proceeds from sale of common stock		8,800,000							8,800,000
Remaining availability under at the market offering		$ 2,700,000							$ 2,700,000
At the Market Offering [Member] | Sales Agreement [Member] | Maximum [Member] | Cowen and Company, LLC [Member]
Conversion Of Stock [Line Items]
Aggregate gross proceeds from issuance of common stock						$ 25,000,000
Private Placement [Member]
Conversion Of Stock [Line Items]
Sale of stock, description of transaction									(i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.
Class of warrant or right, number of securities called by each warrant or right								0.03
Class of warrant or right, exercise price of warrants or rights								$ 1.14
Class of warrant or right, number of securities called by warrants or rights								271,606
Stock issued during period, value, new issues										$ 9,460,749
Proceeds from issuance of private placement net								$ 9,500,000
Pre-funded Units [Member] | July 2017 Public Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues			6,835,805
Shares issued, price per share			$ 0.39
Pre-funded Warrants [Member] | July 2017 Public Offering [Member]
Conversion Of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right			0.04
Class of warrant or right, exercise price of warrants or rights			$ 0.25
Stock Purchase Warrants [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 19.50
Class of warrant or right, number of securities called by warrants or rights							5,634
Warrants [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Conversion Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 17.25
Class of warrant or right, number of securities called by warrants or rights							6,350
Common Stock [Member] | At the Market Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues									227,216	144,795
Stock issued during period, value, new issues									$ 2,272	$ 1,448
Common Stock [Member] | At the Market Offering [Member] | Sales Agreement [Member] | Cowen and Company, LLC [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues		372,000							372,000
Common Stock [Member] | Private Placement [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues								269,765		269,765
Stock issued during period, value, new issues										$ 2,697
Non-voting Convertible Preferred Stock [Member] | Private Placement [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues								2,309,428
Subsequent Event [Member] | February 2018 Public Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues	2,841,152
Shares issued, price per share	$ 3.25
Gross proceeds from sale of common stock and warrants	$ 12,000,000
Net proceeds from sale of common stock and warrants	$ 10,700,000
Sale of stock, description of transaction	Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right	0.5
Class of warrant or right, exercise price of warrants or rights	$ 3.25
Warrants exercisable period	5 years
Subsequent Event [Member] | Pre-funded Units [Member] | February 2018 Public Offering [Member]
Conversion Of Stock [Line Items]
Stock issued during period, shares, new issues	851,155
Shares issued, price per share	$ 3.24
Subsequent Event [Member] | Pre-funded Warrants [Member] | February 2018 Public Offering [Member]
Conversion Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.01